EQUITY AND NON-CONTROLLING INTERESTS (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions									1 Months Ended	6 Months Ended
	Jul. 05, 2021 USD ($) $ / shares shares	Jul. 05, 2021 EUR (€) € / shares shares	Jun. 17, 2021 USD ($) $ / shares shares	Jun. 17, 2021 EUR (€) € / shares shares	Jun. 15, 2021 USD ($)	Jun. 08, 2021 $ / shares	Mar. 03, 2021 USD ($) $ / shares shares	Mar. 03, 2021 EUR (€) € / shares shares	Jul. 31, 2021 USD ($)	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)
Disclosure of classes of share capital [line items]
Authorised share capital | $										$ 485		$ 485
Shares authorized (in shares) | shares										1,361,418,599		1,361,418,599
Number of shares issued (in shares) | shares										1,102,809,772		1,102,809,772
Dividends (in USD per share) | $ / shares						$ 0.30
Dividends paid, ordinary shares | $					$ 325
Dividends paid, net of dividends related to treasury shares | $					$ 312
Share buyback (in shares) | shares			17,800,000	17,800,000			27,100,000	27,100,000
Payments for repurchase of equity			$ 570	€ 469			$ 650	€ 537		$ 1,647	$ 0
Treasury stock acquired, average cost per share (in Euro/USD per share) | (per share)			$ 31.94	€ 26.27			$ 23.97	€ 19.79
Treasury shares (in shares) | shares										83,600,000		22,100,000
Equity | $										$ 46,325	$ 37,598	$ 40,237	$ 40,483
Written put option
Disclosure of classes of share capital [line items]
Equity | $										$ 119
Nouvelles Sidérurgies Industrielles
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary										50.00%
Sonasid | Nouvelles Sidérurgies Industrielles
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary										64.86%
Major ordinary share transactions
Disclosure of classes of share capital [line items]
Share buyback (in shares) | shares	24,500,000	24,500,000
Payments for repurchase of equity	$ 750	€ 630							$ 97	$ 427
Treasury stock acquired, average cost per share (in Euro/USD per share) | (per share)	$ 30.66	€ 25.77